LONG-TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Long-Term Debt

Long-term debt at September 30, 2014 and December 31, 2013, respectively, consisted of the following:

(In thousands)	September 30, 2014	December 31, 2013
Senior Secured Credit Facilities (1)	$7,231,222	$8,225,754
Receivables Based Facility due 2017	—	247,000
9.0% Priority Guarantee Notes due 2019	1,999,815	1,999,815
9.0% Priority Guarantee Notes due 2021	1,750,000	1,750,000
11.25% Priority Guarantee Notes due 2021	575,000	575,000
9.0% Priority Guarantee Notes due 2022	1,000,000	—
Other secured subsidiary long-term debt (2)	18,654	21,124

Total consolidated secured debt	12,574,691	12,818,693

10.75% Senior Cash Pay Notes due 2016	—	94,304
11.0%/11.75% Senior Toggle Notes due 2016	—	127,941
14.0% Senior Notes due 2021 (3)	1,661,697	1,404,202
iHeart Legacy Notes (4)	725,000	1,436,455
10.0% Senior Notes due 2018	850,000	—
6.5% Subsidiary Senior Notes due 2022	2,725,000	2,725,000
7.625% Subsidiary Senior Subordinated Notes due 2020	2,200,000	2,200,000
Other subsidiary debt	419	10
Purchase accounting adjustments and original issue discount	(252,028)	(322,392)

	20,484,779	20,484,213
Less: current portion	3,232	453,734

Total long-term debt	$20,481,547	$20,030,479

(1)	Term Loan B and Term Loan C mature in 2016. Term Loan D and Term Loan E mature in 2019.
(2)	Other secured subsidiary long-term debt matures at various dates from 2014 through 2025.
(3)	14.0% Senior Notes due 2021 are subject to required payments at various dates from 2018 through 2021.
(4)	iHeart’s Legacy Notes, all of which were issued prior to the acquisition by iHeartMedia, Inc. and consist of Senior Notes maturing at various dates from 2016 through 2027.

Long-term debt at December 31, 2013 and 2012 consisted of the following:

(In thousands)	December 31, 2013	December 31, 2012
Senior Secured Credit Facilities:
Term Loan A Facility Due 2014(1)	$-	$846,890
Term Loan B Facility Due 2016	1,890,978	7,714,843
Term Loan C - Asset Sale Facility Due 2016(2)	34,776	513,732
Term Loan D Facility Due 2019	5,000,000	-
Term Loan E Facility Due 2019	1,300,000	-
Receivables Based Facility Due 2017	247,000	-
9% Priority Guarantee Notes Due 2019	1,999,815	1,999,815
9% Priority Guarantee Notes Due 2021	1,750,000	1,750,000
11.25% Priority Guarantee Notes Due 2021	575,000	-
Subsidiary Senior Revolving Credit Facility due 2018	-	-
Other Secured Subsidiary Debt(3)	21,124	25,507

Total Consolidated Secured Debt	12,818,693	12,850,787

Senior Cash Pay Notes Due 2016	94,304	796,250
Senior Toggle Notes Due 2016(4)	127,941	829,831
Senior Notes Due 2021(5)	1,404,202	-
iHeart Senior Notes:
5.75% Senior Notes Due 2013	-	312,109
5.5% Senior Notes Due 2014	461,455	461,455
4.9% Senior Notes Due 2015	250,000	250,000
5.5% Senior Notes Due 2016	250,000	250,000
6.875% Senior Notes Due 2018	175,000	175,000
7.25% Senior Notes Due 2027	300,000	300,000
Subsidiary Senior Notes:
6.5% Series A Senior Notes Due 2022	735,750	735,750
6.5% Series B Senior Notes Due 2022	1,989,250	1,989,250
Subsidiary Senior Subordinated Notes:
7.625% Series A Senior Notes Due 2020	275,000	275,000
7.625% Series B Senior Notes Due 2020	1,925,000	1,925,000
Other iHeart Subsidiary Debt	10	5,586
Purchase accounting adjustments and original issue discount	(322,392)	(408,921)

	20,484,213	20,747,097
Less: current portion	453,734	381,728

Total long-term debt	$20,030,479	$20,365,369

(1)	Term Loan A would have matured during 2014. The outstanding balance was prepaid during the first quarter of 2013.
(2)	Term Loan C is subject to an amortization schedule with required payments at various dates from 2014 through 2016.
(3)	Other secured subsidiary long-term debt matures at various dates from 2014 through 2028.
(4)	Senior Toggle Notes are subject to required payments at various dates from 2015 through 2016.
(5)	The Senior Notes due 2021 are subject to required payments at various dates from 2018 through 2021.

Schedule of Debt Repurchases, Maturities and Other

Notes repurchased and held by CC Finco are eliminated in consolidation.

(In thousands)	Year Ended December 31, 2011
CC Finco, LLC
Principal amount of debt repurchased	$80,000
Purchase accounting adjustments(1)	(20,476)
Gain recorded in “Loss on extinguishment of debt”(2)	(4,274)

Cash paid for repurchases of long-term debt	$55,250

(1)	Represents unamortized fair value purchase accounting discounts recorded as a result of the merger.
(2)	CC Finco repurchased certain of iHeart’s senior notes at a discount, resulting in a gain on the extinguishment of debt.

Schedule of Maturities of Long-Term Debt

Future maturities of long-term debt at December 31, 2013 are as follows:

(in thousands)
2014	$484,413
2015	256,422
2016	2,384,739
2017	247,074
2018	175,084
Thereafter	17,258,873

Total (1)	$20,806,605

(1)	Excludes purchase accounting adjustments and original issue discount of $322.4 million, which is amortized through interest expense over the life of the underlying debt obligations.